Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Items of Inventories
Inventories consist of the following:

June 30,	2013	2012
U.S. inventories at current cost	$323,642	$302,465
Foreign inventories at average cost	103,483	70,797
	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$281,417	$228,506